BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II (the “Fund”)

File No.  811-21124

Item G.1.b.i: Material amendments to organizational documents

Attached please find a copy of the Fund’s Amendment to the Notice of Special Rate Period of the Fund’s Variable Rate Demand Preferred Shares.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No.  09249R300*

Amendment to Notice of Special Rate Period

March 30, 2018

BlackRock New York Municipal Income Trust II

100 Bellevue Parkway

Wilmington, Delaware 19809

To:	Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Statement of Preferences of Variable Rate Demand Preferred Shares, dated September 13, 2011 (the “Statement of Preferences”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from April 18, 2018 to April 17, 2019 in accordance with the terms of the Notice of Special Rate Period, dated October 22, 2015 (the “Notice of Special Rate Period”).

The last day of the Special Rate Period shall be April 17, 2019, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Statement of Preferences and the Notice of Special Rate Period.

[Signature Page Follows]

*

NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

By:	/s/ Jonathan Diorio
Name:	Jonathan Diorio
Title:	Vice President

Schedule 1

Recipients of this Notice of Special Rate Period

Barclays Bank PLC

745 7th Avenue

New York, NY 10019

Attention: Michael Whang

Telephone: 212-528-1051

Telecopy: 646-758-1962

E-mail: michael.whang@barclays.com

Barclays Capital Inc.

745 7th Avenue 2nd floor

NY, NY 10019

Attention: Municipal Short-Term Desk

Telephone: (212) 528-1011

Telecopy: (646) 758-1962

Email: msp@barclays.com

The Depository Trust Company

LensNotice@dtcc.com